First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.2%
	Aerospace & Defense — 3.5%
1,951	AeroVironment, Inc. (b)	$394,394
1,296	L3Harris Technologies, Inc.	291,380
653	Northrop Grumman Corp.	294,353
		980,127
	Automobiles — 0.6%
969	Tesla, Inc. (b)	172,560
	Biotechnology — 10.4%
2,078	Alnylam Pharmaceuticals, Inc. (b)	308,437
20,790	Amicus Therapeutics, Inc. (b)	203,742
9,392	Arcus Biosciences, Inc. (b)	141,537
6,237	BioMarin Pharmaceutical, Inc. (b)	468,212
5,834	Halozyme Therapeutics, Inc. (b)	258,388
10,397	Mirum Pharmaceuticals, Inc. (b)	249,840
520	Regeneron Pharmaceuticals, Inc. (b)	509,683
15,191	Replimune Group, Inc. (b)	80,057
6,239	SpringWorks Therapeutics, Inc. (b)	258,669
993	Vertex Pharmaceuticals, Inc. (b)	452,153
		2,930,718
	Broadline Retail — 5.2%
8,255	Amazon.com, Inc. (b)	1,456,512
	Capital Markets — 1.4%
3,567	Tradeweb Markets, Inc., Class A	388,839
	Communications Equipment — 1.8%
1,746	Arista Networks, Inc. (b)	519,697
	Electrical Equipment — 2.3%
3,126	Emerson Electric Co.	350,612
1,171	Schneider Electric SE (EUR) (c)	292,141
		642,753
	Electronic Equipment, Instruments & Components — 0.9%
1,616	TE Connectivity Ltd.	241,915
	Entertainment — 1.3%
580	Netflix, Inc. (b)	372,140
	Financial Services — 4.9%
233	Adyen N.V. (EUR) (b) (c) (d) (e)	302,150
2,918	Block, Inc. (b)	186,985
16,202	Toast, Inc., Class A (b)	392,574
1,773	Visa, Inc., Class A	483,072
		1,364,781
Shares	Description	Value

	Ground Transportation — 3.7%
40,010	Grab Holdings Ltd., Class A (b)	$146,837
14,035	Uber Technologies, Inc. (b)	906,099
		1,052,936
	Health Care Equipment & Supplies — 2.2%
706	Align Technology, Inc. (b)	181,590
1,379	Dexcom, Inc. (b)	163,784
651	Intuitive Surgical, Inc. (b)	261,780
		607,154
	Health Care Providers & Services — 0.5%
6,866	Fulgent Genetics, Inc. (b)	141,783
	Industrial Conglomerates — 1.6%
2,400	Siemens AG (EUR) (c)	462,577
	Interactive Media & Services — 9.2%
10,397	Alphabet, Inc., Class C (b)	1,808,662
1,509	Meta Platforms, Inc., Class A	704,447
6,498	ZoomInfo Technologies, Inc. (b)	79,795
		2,592,904
	IT Services — 2.8%
2,600	Akamai Technologies, Inc. (b)	239,824
865	MongoDB, Inc. (b)	204,192
6,001	Shopify, Inc., Class A (b)	354,959
		798,975
	Life Sciences Tools & Services — 2.8%
16,202	Avantor, Inc. (b)	390,144
700	Thermo Fisher Scientific, Inc.	397,586
		787,730
	Machinery — 1.6%
2,915	Chart Industries, Inc. (b)	457,742
	Media — 0.9%
2,817	Trade Desk (The), Inc., Class A (b)	261,361
	Professional Services — 1.2%
2,397	Paylocity Holding Corp. (b)	340,782
	Semiconductors & Semiconductor Equipment — 16.0%
200	ASML Holding N.V. (EUR) (c)	191,354
570	Broadcom, Inc.	757,273
4,001	Intel Corp.	123,431
5,251	Marvell Technology, Inc.	361,321
3,897	Micron Technology, Inc.	487,125
2,129	NVIDIA Corp.	2,334,087
4,501	Rambus, Inc. (b)	248,725
		4,503,316

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Software — 23.1%
7,545	Confluent, Inc., Class A (b)	$195,944
1,000	Crowdstrike Holdings, Inc., Class A (b)	313,670
859	CyberArk Software Ltd. (b)	196,926
2,201	Datadog, Inc., Class A (b)	242,506
6,479	Dynatrace, Inc. (b)	296,285
3,883	Microsoft Corp.	1,611,950
13,084	Oracle Corp.	1,533,314
13,503	Palantir Technologies, Inc., Class A (b)	292,745
1,000	Palo Alto Networks, Inc. (b)	294,910
1,297	ServiceNow, Inc. (b)	852,038
1,748	Workday, Inc., Class A (b)	369,614
1,748	Zscaler, Inc. (b)	297,090
		6,496,992
	Technology Hardware, Storage & Peripherals — 1.3%
6,182	Pure Storage, Inc., Class A (b)	372,713
	Total Common Stocks	27,947,007
	(Cost $23,951,117)
MONEY MARKET FUNDS — 0.8%
226,548	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (f)	226,548
	(Cost $226,548)

	Total Investments — 100.0%	28,173,555
	(Cost $24,177,665)
	Net Other Assets and Liabilities — (0.0)%	(8,244)
	Net Assets — 100.0%	$28,165,311

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At May 31, 2024, securities noted as such are valued at $1,248,222 or 4.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value
between the foreign markets’ close and the New York Stock
Exchange close exceeding a certain threshold. On days when
this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they
are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of May 31, 2024.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Electrical Equipment	$ 642,753	$ 350,612	$ 292,141	$ —
Financial Services	1,364,781	1,062,631	302,150	—
Industrial Conglomerates	462,577	—	462,577	—
Semiconductors & Semiconductor Equipment	4,503,316	4,311,962	191,354	—
Other Industry Categories*	20,973,580	20,973,580	—	—
Money Market Funds	226,548	226,548	—	—
Total Investments	$28,173,555	$26,925,333	$1,248,222	$—

*	See Portfolio of Investments for industry breakout.

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Communications Equipment — 3.0%
1,214	Arista Networks, Inc. (a)	$361,347
645	Motorola Solutions, Inc.	235,367
		596,714
	Electronic Equipment, Instruments & Components — 2.0%
2,329	Amphenol Corp., Class A	308,289
198	CDW Corp.	44,277
341	Jabil, Inc.	40,545
		393,111
	Entertainment — 4.2%
350	Electronic Arts, Inc.	46,508
7,124	Walt Disney (The) Co.	740,255
1,404	Warner Music Group Corp., Class A	41,811
		828,574
	Financial Services — 10.5%
176	Corpay, Inc. (a)	47,110
2,293	Fiserv, Inc. (a)	343,400
1,858	Mastercard, Inc., Class A	830,656
3,120	Visa, Inc., Class A	850,075
		2,071,241
	Interactive Media & Services — 9.9%
6,370	Alphabet, Inc., Class A (a)	1,098,825
1,799	Meta Platforms, Inc., Class A	839,827
		1,938,652
	IT Services — 3.4%
161	EPAM Systems, Inc. (a)	28,647
105	Gartner, Inc. (a)	44,065
3,560	International Business Machines Corp.	593,986
		666,698
	Media — 0.3%
554	Omnicom Group, Inc.	51,500
	Semiconductors & Semiconductor Equipment — 30.4%
4,580	Advanced Micro Devices, Inc. (a)	764,402
3,227	Applied Materials, Inc.	694,063
678	Broadcom, Inc.	900,757
386	Enphase Energy, Inc. (a)	49,369
364	Entegris, Inc.	45,991
525	KLA Corp.	398,753
509	Lam Research Corp.	474,612
3,358	Marvell Technology, Inc.	231,064
2,099	Microchip Technology, Inc.	204,086
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
69	Monolithic Power Systems, Inc.	$50,759
1,114	NVIDIA Corp.	1,221,312
4,337	QUALCOMM, Inc.	884,965
467	Skyworks Solutions, Inc.	43,272
		5,963,405
	Software — 26.8%
1,574	Adobe, Inc. (a)	700,052
821	AppLovin Corp., Class A (a)	66,895
830	Autodesk, Inc. (a)	167,328
955	Bentley Systems, Inc., Class B	47,979
1,056	Cadence Design Systems, Inc. (a)	302,343
932	Crowdstrike Holdings, Inc., Class A (a)	292,341
1,289	Datadog, Inc., Class A (a)	142,022
2,280	Gen Digital, Inc.	56,613
1,086	Intuit, Inc.	626,014
194	Manhattan Associates, Inc. (a)	42,591
2,132	Microsoft Corp.	885,057
1,254	Palo Alto Networks, Inc. (a)	369,817
268	PTC, Inc. (a)	47,232
2,855	Salesforce, Inc.	669,326
796	ServiceNow, Inc. (a)	522,916
591	Synopsys, Inc. (a)	331,433
		5,269,959
	Technology Hardware, Storage & Peripherals — 5.1%
4,878	Apple, Inc.	937,795
550	NetApp, Inc.	66,237
		1,004,032
	Wireless Telecommunication Services — 4.1%
4,609	T-Mobile US, Inc.	806,391
	Total Common Stocks	19,590,277
	(Cost $17,082,757)
MONEY MARKET FUNDS — 0.2%
38,915	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (b)	38,915
	(Cost $38,915)

	Total Investments — 99.9%	19,629,192
	(Cost $17,121,672)
	Net Other Assets and Liabilities — 0.1%	12,099
	Net Assets — 100.0%	$19,641,291

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,590,277	$ 19,590,277	$ —	$ —
Money Market Funds	38,915	38,915	—	—
Total Investments	$19,629,192	$19,629,192	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi-Strategy Alternative ETF (LALT)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets — 99.9%
62,163	First Trust Alternative Absolute Return Strategy ETF (a)	$1,755,483
17,574	First Trust Global Tactical Commodity Strategy Fund (a)	423,358
23,615	First Trust Long/Short Equity ETF (a)	1,448,780
35,142	First Trust Managed Futures Strategy Fund (a)	1,699,819
50,248	First Trust Merger Arbitrage ETF (a)	988,830
42,158	First Trust TCW Unconstrained Plus Bond ETF (a)	1,027,180
4,383	iShares 7-10 Year Treasury Bond ETF	406,742
9,937	iShares Gold Trust (b)	437,129

	Total Investments — 99.9%	8,187,321
	(Cost $8,155,446)
	Net Other Assets and Liabilities — 0.1%	4,971
	Net Assets — 100.0%	$8,192,292

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 8,187,321	$ 8,187,321	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2024, and for the fiscal year-to-date period (September 1, 2023 to May 31, 2024) are as follows:

Security Name	Shares at 5/31/2024	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2024	Dividend Income
First Trust Alternative Absolute Return Strategy ETF	62,163	$218,666	$1,574,311	$(3,806)	$(33,504)	$(184)	$1,755,483	$16,797
First Trust Global Tactical Commodity Strategy Fund	17,574	106,186	420,809	(99,042)	6,109	(10,704)	423,358	5,551
First Trust Long/Short Equity ETF	23,615	100,572	1,291,481	—	56,727	—	1,448,780	3,913
First Trust Managed Futures Strategy Fund	35,142	216,598	1,582,640	(70,689)	(29,088)	358	1,699,819	16,593
First Trust Merger Arbitrage ETF	50,248	120,904	885,732	(5,972)	(11,760)	(74)	988,830	4,732
First Trust TCW Unconstrained Plus Bond ETF	42,158	99,654	943,226	(11,000)	(4,771)	71	1,027,180	16,861
		$862,580	$6,698,199	$(190,509)	$(16,287)	$(10,533)	$7,343,450	$64,447

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.